Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Tech Hardware Portfolio
May 31, 2023
COM-NPRT1-0723
1.802161.119
Common Stocks - 98.8%
	Shares	Value ($)
Communications Equipment - 25.9%
Communications Equipment - 25.9%
Arista Networks, Inc. (a)	229,730	38,213,288
Calix, Inc. (a)	27,572	1,285,131
Ciena Corp. (a)	237,775	11,113,604
Cisco Systems, Inc.	1,787,136	88,767,045
Ericsson (B Shares)	693,765	3,587,354
Infinera Corp. (a)(b)	814,923	3,993,123
Juniper Networks, Inc.	466,773	14,175,896
Motorola Solutions, Inc.	131,052	36,946,180
Nokia Corp.	1,761,897	7,127,625
		205,209,246
Electronic Equipment, Instruments & Components - 9.7%
Electronic Equipment & Instruments - 3.7%
Keysight Technologies, Inc. (a)	180,140	29,146,652
Technology Distributors - 6.0%
CDW Corp.	127,536	21,896,656
Insight Enterprises, Inc. (a)	115,759	15,652,932
TD SYNNEX Corp.	115,116	10,289,068
		47,838,656
TOTAL ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS		76,985,308
Entertainment - 2.1%
Interactive Home Entertainment - 2.1%
Nintendo Co. Ltd.	384,819	16,340,952
Household Durables - 11.8%
Consumer Electronics - 11.8%
Sony Group Corp.	1,000,559	93,832,808
Semiconductors & Semiconductor Equipment - 3.5%
Semiconductors - 3.5%
MACOM Technology Solutions Holdings, Inc. (a)	67,723	4,051,867
Marvell Technology, Inc.	73,529	4,300,711
Taiwan Semiconductor Manufacturing Co. Ltd.	1,085,799	19,656,685
		28,009,263
Software - 7.0%
Application Software - 0.1%
Nutanix, Inc. Class A (a)	8,650	256,213
Systems Software - 6.9%
Fortinet, Inc. (a)	232,233	15,868,481
Palo Alto Networks, Inc. (a)	183,143	39,080,885
		54,949,366
TOTAL SOFTWARE		55,205,579
Technology Hardware, Storage & Peripherals - 38.8%
Technology Hardware, Storage & Peripherals - 38.8%
Apple, Inc.	492,318	87,263,366
Dell Technologies, Inc.	606,338	27,170,006
FUJIFILM Holdings Corp.	650,336	39,830,017
Hewlett Packard Enterprise Co.	111,051	1,601,355
HP, Inc.	392,956	11,419,301
NetApp, Inc.	21,681	1,438,534
Pure Storage, Inc. Class A (a)	598,829	17,240,287
Samsung Electronics Co. Ltd.	1,817,060	98,097,292
Seagate Technology Holdings PLC	258,800	15,553,880
Xiaomi Corp. Class B (a)(c)	6,250,577	8,253,800
		307,867,838
TOTAL COMMON STOCKS (Cost $562,873,180)		783,450,994

Money Market Funds - 1.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (d)	7,796,756	7,798,316
Fidelity Securities Lending Cash Central Fund 5.14% (d)(e)	4,424,869	4,425,311
TOTAL MONEY MARKET FUNDS (Cost $12,223,627)		12,223,627

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $575,096,807)	795,674,621
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(2,755,180)
NET ASSETS - 100.0%	792,919,441

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,253,800 or 1.0% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	1,157,038	36,066,232	29,424,954	41,552	-	-	7,798,316	0.0%
Fidelity Securities Lending Cash Central Fund 5.14%	7,106,258	32,611,349	35,292,296	3,775	-	-	4,425,311	0.0%
Total	8,263,296	68,677,581	64,717,250	45,327	-	-	12,223,627

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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